Business Combinations - Summary of Preliminary Purchase Allocation (Detail) - USD ($)	Mar. 31, 2020	Feb. 10, 2020	Dec. 31, 2019	Oct. 14, 2019	Aug. 13, 2019	Jul. 11, 2019	Jul. 10, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill	$ 411,702,399		$ 389,660,519				$ 339,911,399	$ 119,529,202	$ 119,529,202	$ 119,529,202
Hawk Parent Holdings LLC
Business Acquisition [Line Items]
Cash and cash equivalents						$ 11,281,078
Accounts receivable						10,593,867
Prepaid expenses and other current assets						890,745
Total current assets						22,765,690
Property, plant and equipment, net						1,167,872
Restricted cash						6,930,434
Identifiable intangible assets						301,000,000
Total identifiable assets acquired						331,863,996
Accounts payable						(4,206,413)
Accrued expenses						(8,831,363)
Accrued employee payments						(6,501,123)
Other liabilities						(16,864)
Repay debt assumed						(93,514,583)
Net identifiable assets acquired						218,793,650
Goodwill						339,911,400
Total purchase price						$ 558,705,050
TriSource Solutions, LLC
Business Acquisition [Line Items]
Cash and cash equivalents					$ 383,236
Accounts receivable					2,290,441
Prepaid expenses and other current assets					95,763
Total current assets					2,769,440
Property, plant and equipment, net					215,739
Restricted cash					509,019
Identifiable intangible assets					30,500,000
Total identifiable assets acquired					33,994,198
Accounts payable					(1,621,252)
Accrued expenses					(756,117)
Net identifiable assets acquired					31,616,829
Goodwill					30,868,261
Total purchase price					$ 62,485,090
APS Payments
Business Acquisition [Line Items]
Accounts receivable				$ 1,963,177
Prepaid expenses and other current assets				67,158
Total current assets				2,030,335
Property, plant and equipment, net				159,553
Restricted cash				549,978
Identifiable intangible assets				21,500,000
Total identifiable assets acquired				24,239,866
Accounts payable				(1,101,706)
Accrued expenses				(19,018)
Net identifiable assets acquired				23,119,142
Goodwill				25,461,407
Total purchase price				48,580,549
APS Payments | Previously Reported
Business Acquisition [Line Items]
Accounts receivable				1,963,177
Prepaid expenses and other current assets				67,158
Total current assets				2,030,335
Property, plant and equipment, net				159,553
Restricted cash				549,978
Identifiable intangible assets				21,500,000
Total identifiable assets acquired				24,239,865
Accounts payable				(1,101,706)
Accrued expenses				(19,018)
Net identifiable assets acquired				23,119,142
Goodwill				18,880,858
Total purchase price				$ 42,000,000
Ventanex
Business Acquisition [Line Items]
Cash and cash equivalents		$ 50,663
Accounts receivable		1,376,539
Prepaid expenses and other current assets		180,514
Total current assets		1,607,716
Property, plant and equipment, net		137,833
Restricted cash		428,313
Identifiable intangible assets	$ 29,700,000	29,690,000
Total identifiable assets acquired		31,863,862
Accounts payable		(152,035)
Accrued expenses		(373,159)
Net identifiable assets acquired		31,338,668
Goodwill		15,461,332
Total purchase price		$ 46,800,000